Earnings (loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings (loss) per share
Weighted average number of shares used for basic earnings (loss) per share	3,167,006,396	3,303,766,512	3,483,633,816
Potential shares to be issued for ILT incentive plan	6,369,161	6,352,583	6,319,989
Potential shares to be issued for Sustainability-linked bond	56,975,836	17,014,702
Weighted average number of shares used for diluted earnings (loss) per share	3,230,351,393	3,327,133,797	3,489,953,805
Profit (loss) attributable to Eni	€ 2,624	€ 4,771	€ 13,887
Remuneration of subordinated perpetual bonds net of tax effect	(132)	(109)	(109)
Eni's profit (loss) for basic earnings (loss) per share	2,492	4,662	13,778
Remuneration of Sustainability-linked bond net of tax effect	31	9
Eni's profit (loss) for diluted earnings (loss) per share	€ 2,523	€ 4,671	€ 13,778
Basic earnings (loss) per share	€ 0.79	€ 1.41	€ 3.96
Diluted earnings (loss) per share	€ 0.78	€ 1.4	€ 3.95